Report of Independent Registered Public
Accounting Firm
To the Shareholders and
Board of Trustees of American Beacon Funds
In planning and performing our audits of the
financial statements of American Beacon Funds
(comprised of American Beacon Balanced Fund,
American Beacon Garcia Hamilton Quality Bond
Fund, American Beacon International Equity Fund,
American Beacon Large Cap Value Fund,
American Beacon Mid-Cap Value Fund, and
American Beacon Small Cap Value Fund) as of and
for the year ended October 31, 2018, in accordance
with the standards of the Public Company
Accounting Oversight Board (United States), we
considered American Beacon Funds' internal
control over financial reporting, including controls
over safeguarding securities, as a basis for
designing our auditing procedures for the purpose
of expressing our opinion on the financial
statements and to comply with the requirements of
Form N-CEN, but not for the purpose of expressing
an opinion on the effectiveness of American
Beacon Funds' internal control over financial
reporting. Accordingly, we express no such opinion.
The management of American Beacon Funds is
responsible for establishing and maintaining
effective internal control over financial reporting. In
fulfilling this responsibility, estimates and judgments
by management are required to assess the
expected benefits and related costs of controls. A
fund's internal control over financial reporting is a
process designed to provide reasonable assurance
regarding the reliability of financial reporting and
the preparation of financial statements for external
purposes in accordance with U.S. generally
accepted accounting principles. A fund's internal
control over financial reporting includes those
policies and procedures that (1) pertain to the
maintenance of records that, in reasonable detail,
accurately and fairly reflect the transactions and
dispositions of the assets of the fund; (2) provide
reasonable assurance that transactions are
recorded as necessary to permit preparation of
financial statements in accordance with U.S.
generally accepted accounting principles, and that
receipts and expenditures of the fund are being
made only in accordance with authorizations of
management and trustees of the fund; and (3)
provide reasonable assurance regarding prevention
or timely detection of unauthorized acquisition, use
or disposition of a fund's assets that could have a
material effect on the financial statements.
Because of its inherent limitations, internal control
over financial reporting may not prevent or detect
misstatements. Also, projections of any evaluation
of effectiveness to future periods are subject to the
risk that controls may become inadequate because
of changes in conditions, or that the degree of
compliance with the policies or procedures may
deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees,
in the normal course of performing their assigned
functions, to prevent or detect misstatements on a
timely basis. A material weakness is a deficiency,
or a combination of deficiencies, in internal control
over financial reporting, such that there is a
reasonable possibility that a material misstatement
of American Beacon Funds' annual or interim
financial statements will not be prevented or
detected on a timely basis.
Our consideration of American Beacon Funds'
internal control over financial reporting was for the
limited purpose described in the first paragraph and
would not necessarily disclose all deficiencies in
internal control that might be material weaknesses
under standards established by the Public
Company Accounting Oversight Board (United
States). However, we noted no deficiencies in
American Beacon Funds' internal control over
financial reporting and its operation, including
controls over safeguarding securities, that we
consider to be a material weakness as defined
above as of October 31, 2018.
This report is intended solely for the information
and use of management and the Board of Trustees
of American Beacon Funds and the Securities and
Exchange Commission and is not intended to be
and should not be used by anyone other than these
specified parties.
/s/ Ernst & Young LLP
Dallas, Texas
December 28, 2018


Information Classification: Company Internal

Information Classification: Company Internal